Document and Entity Information Document	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Address, Address Line One	501 W. Church Street
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Travel & Leisure Co.
Written Communications	false
Entity File Number	001-32876
Entity Tax Identification Number	20-0052541
Entity Address, Postal Zip Code	32805
City Area Code	(407)
Local Phone Number	626-5200
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	TNL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001361658